Share Options Outstanding - Summary Of Share Options Outstanding (Detail) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Long Term Incentive Plan [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Average weighted life contractually remaining, options granted	3 months
Average weighted life contractually remaining, ending balance	3 months
average weighted fair value, options granted	$ 6.17
Average weighted fair value, options exercised	0
Average weighted fair value, options cancelled	0
Average weighted fair value, ending balance	6.19
Average weighted exercise price, options granted	0
Average weighted exercise price, options excercised	0
Average weighted exercise price, options cancelled	0
Average weighted exercise price, ending balance	$ 0
Number of shares, options granted	1,328,758
Number of shares, optons excercised	0
Number of shares, options cancelled	0
Number of shares, ending balance	1,328,758
Loan Funded Share Plan [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Average weighted life contractually remaining	4 years 2 months 4 days		4 years 9 months 25 days	5 years 9 months 25 days
Average weighted life contractually remaining, options granted		7 years
Average weighted life contractually remaining, options modified	4 years 5 months 1 day
Average weighted life contractually remaining, ending balance (vested and exercisable)	4 years 2 months 4 days	5 years 3 months 21 days
Average weighted fair value, beginning balance of shares subject to options		$ 1.44	$ 1.44
verage weighted fair value, beginning balance (vested and exercisable)	$ 1.19	1.36
average weighted fair value, options granted		1.31
Average weighted fair value, options modified	1.55
Average weighted fair value, ending balance of shares subject to options	0.82		1.44	$ 1.44
Average weighted exercise price, beginning balance	2.6		2.6
Average weighted exercise price, beginning balance (vested and exercisable)	3.78	3.74
Average weighted exercise price, options granted		4.44
Average weighted exercise price, options modified	3.69
Average weighted exercise price, ending balance			2.6
Average weighted exercise price, ending balance (vested and exercisable)	$ 2.6	$ 3.78	$ 3.74
Number of shares, beginning balance of shares subject to options		2,055,828	2,055,828
Number of shares, beginning balance (vested and exercisable)	2,854,168	5,361,826
Number of shares, options granted		3,305,998
Number of shares, options modified	(2,507,658)
Number of shares, converted to tritium DCFC shares	4,200,371
Number of shares, ending balance of shares subject to options	4,200,371		2,055,828	2,055,828
Number of shares, ending balance (vested and exercisable)	4,200,371	2,854,168	5,361,826